Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    January 23, 2014

Beth Frohlichstein
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Quince Run Acquisition Corporation
		File No. 000-55063

Dear Ms. Frohlichstein:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of December 27, 2013, is Amendment No. 2 to the Quince Run Acquisition Corporation (the "Company") Form 10-12G. The written acknowledgement from the Company has been filed simultaneously with the amendment and this letter.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter of December 27, 2013.

General

	1. James Cassidy and James McKillop and entities controlled by such persons are not registered broker-dealers.

	2. The requested disclosure has been revised and appears on page 1 and the typographic misstatement on page 31 has been corrected.

Business

	3. The requested has been added and appears on page 2 of the registration statement.

Itemm 1A.  Risk Factors

	4. The requested has been added and appears beginning on page 6 of the registration statement.

Recent Blank Check Companies

	5. The requested has been added and appears on page 16 of the registration statement.

Item 15.  Financial Statements and Exhibits

         6.   The financial statements have been updated.



                         Sincerely,



                         /s/ Lee W. Cassidy